Revision of Previously Issued Financial Statements.	12 Months Ended
Jun. 30, 2023
Revision of Previously Issued Financial Statements.
Revision of Previously Issued Financial Statements.

Note 2 - Revision of Previously Issued Financial Statements.

During the year, the Group identified that certain items of inventories were incorrectly measured which led to them being overstated at June 30, 2022. The Group procured certain parts on behalf of a raw material supplier, that once consumed by the supplier were not subsequently updated in accordance with the requirements of the accounting guidance. The impact of the adjustment is immaterial however the Group has corrected it on a voluntary basis by revising the prior year financial statements.

The assessment above has been reflected by revising each of the affected financial statement line items for the prior periods. There was no impact on previously reported cashflows.

Consolidated Statement of Operations and Comprehensive Loss

	As previously
	reported		As revised
	Year Ended		Year Ended
	June 30, 2022	Revision	June 30, 2022
	$’000	$’000	$’000
Hardware - cost of goods sold	(82,383)	(1,357)	(83,740)
Total cost of goods sold	(86,161)	(1,357)	(87,518)
Loss from operations	(92,902)	(1,357)	(94,259)
(Loss) before income taxes	(127,542)	(1,357)	(128,899)
Net loss	(127,562)	(1,357)	(128,919)
Net (loss)	(127,562)	(1,357)	(128,919)
Total comprehensive (loss)	(120,226)	(1,357)	(121,583)

Consolidated Statement of Financial Position

	As previously
	reported		As revised
	Year Ended		Year Ended
	June 30, 2022	Revision	June 30, 2022
	$’000	$’000	$’000
Inventory	55,706	(1,357)	54,349
Total current assets	177,564	(1,357)	176,207
Total assets	213,355	(1,357)	211,998
Accumulated deficit	(290,667)	(1,357)	(292,024)
Total Shareholders’ deficit	(40,549)	(1,357)	(41,906)
Total Liabilities, and Shareholders’ deficit	213,355	(1,357)	211,998